Convertible Notes And Derivative Liability and Warrants	6 Months Ended
Jun. 30, 2026
Convertible Notes And Derivative Liability and Warrants [Abstract]
CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

NOTE 11 — CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

Convertible Notes

	June 30, 2026	December 31, 2025
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$1,104,542	4,701,738
Less: Deferred debt issuance cost	$-	348,316
Convertible notes, net	$1,104,542	4,353,422
Presented as:
Current liability	$1,104,542	256,056
Non-current liability	$-	4,097,366
Convertible notes, net	$1,104,542	4,353,422

As of June 30, 2026, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
Vanquish	$107,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	January 22, 2026	October 30, 2026
Boot Capital	50,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	January 22, 2026	October 30, 2026
CFI Capital	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	6%	March 18, 2026	March 18, 2027
Silvercrest	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	March 30, 2026	March 30, 2027

FirstFire	220,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	12%	March 25, 2026	March 25, 2027
Pacific Pier	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 14, 2026	April 14, 2027
Labrys Fund	250,000	15% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 20, 2026	April 20, 2027
White Lion	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 26, 2026	April 27, 2027
Vanquish	207,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	May 4, 2026	February 28, 2027
White Lion	166,667	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	May 26, 2026	May 26, 2027
Vanquish	132,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 8, 2026	March 15, 2027
White Lion	83,334	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 8, 2026	June 8, 2027
White Lion	111,111	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 22, 2026	June 22, 2027

During the six months period ended June 30, 2026, a total of $2,127,112 of convertible promissory notes were issued with a discount of 6-12%. These Notes are to be settled by way of cash or may be converted to Class A ordinary shares. The conversion of these notes is subject to certain criterions as mentioned in the Convertible Note Agreements, which include a beneficiary cap of 9.9% of shareholdings in the Company.

On August 10, 2026, the Company entered into a Securities Purchase Agreement with Vanquish Funding Group, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $100,000, convertible into Class A Ordinary Shares pursuant to its terms.

On August 11, 2026, the Company entered into an Amendment and Exchange Agreement (the “Exchange Agreement”) with JAK, pursuant to which on August 14, 2026, the Company issued to JAK a new senior convertible note in the aggregate principal amount of $7,105,468.75 (the “New Note”) in exchange for the existing outstanding convertible notes and related warrants previously issued by the Company to JAK. In connection with the Exchange Agreement, JAK also entered into a Leak-Out Agreement with the Company (the “Leak-Out Agreement”) restricting JAK’s sales of the Company’s Class A ordinary shares issuable upon conversion of the New Note. The Exchange Agreement, New Note and Leak-Out Agreement were filed as Exhibit 10.1, 10.2 and 10.3, respectively, of the Company’s current report on Form 6-K dated August 17, 2026 and are incorporated by reference herein

On August 17, 2026, the Company entered into a Securities Purchase Agreement with Hinterland Partners LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shares pursuant to its terms.

On October 1, 2026, the Company entered into a Securities Purchase Agreement with Labrys Fund II, L.P, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $161,250, convertible into Class A Ordinary Shars pursuant to its terms.

On October 9, 2026, the Company entered into a Securities Purchase Agreement with Silvercrest Hybrid Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 9, 2026, the Company entered into a Securities Purchase Agreement with CFI Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 21, 2026, the Company entered into a Securities Purchase Agreement with Auctus Fund LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $175,000, convertible into Class A Ordinary Shars pursuant to its terms.

On October 21, 2026, the Company entered into a Securities Purchase Agreement with Efrat Investment LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $138,888, convertible into Class A Ordinary Shars pursuant to its terms.

During the year ended December 31, 2025, a total of $2,725,000 of convertible notes were converted into 203 (adjusted by Reverse Stock Splits in 2026) ordinary shares by the note holder, thereby increasing our shareholder equity by the same amount.

During the six months period ended June 30, 2026, a total of $5,289,000 of convertible notes were converted into 5,885 ordinary shares by the note holder (adjusted by Reverse Stock Splits), thereby increasing our shareholder equity by the same amount.

Interest expense amounted to $527,749 and $125,489 for the period ended June 30, 2026 and June 30, 2025 respectively and has been calculated based on the effective interest rate for each convertible note.

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	June 30, 2026	December 31, 2025
Balance at beginning of the period / year	$348,316	$648,232
Add: capitalized during the period / year	-	564,000
Less: charged to additional paid in capital for converted notes during the period / year	(269,263)	(777,836)
Less: amortized during the period / year	(79,053)	(86,080)
Ending balance	$-	$348,316

Derivative liability

Pursuant to ASC 815, a derivative liability had arisen from the issuance of convertible bonds which have the option of being converted to or exchanged for Class A ordinary shares at any time from date of issuance. The derivative liability is assessed to be a debt requiring to be bifurcated from the host contract and recorded at the fair value.

However, the conversion to ordinary shares is subject to certain terms and criteria as set within the Agreement, which includes restriction of conversion if the shareholdings by the note holder before and after the conversion exceeds 9.99%, as revised. As of June 30, 2026 and December 31, 2025, the derivative is assessed to have an embedded value of $710,536 and $262,616 respectively.

Free standing instruments – warrants

The convertible bond agreements as mentioned above granted the note holders 1,292,306 series A warrant, 609,554 series C warrant, allowing the warrant holders to purchase additional Class A ordinary shares at an exercise price of $1.76 and $1.76, respectively.

The exercise of these warrants is subject to a 9.99% beneficial cap, as revised, which restricts the holder from exceeding shareholdings in excess of the cap in the Company. As of December 31, 2025, the threshold has been met, and accordingly the derivative is assessed to have no value. On June 15, 2026, the Company repurchased all the outstanding warrants from JAK and accordingly, there are no outstanding warrants as of June 30, 2026.

Public and Private – warrants

In connection with its initial public offering, the Company had issued 5,175,000 public warrants and 3,145,000 private warrants in a private placement transaction. Each warrant entitles the holder to purchase one ordinary share of the Company at an exercise price of $11.50 per share (subject to adjustment for share capital reorganisations and reverse stock splits).

The warrants may be exercised for cash or on a cashless basis at the holder’s option and are not redeemable by the Company. The warrants are exercisable commencing on the later of:

●	twelve months after the date of the IPO prospectus, and

●	the completion of the Company’s initial business combination.

The warrants expire five years after the completion of the business combination, or earlier upon liquidation of the Company.

As at June 30, 2026 and 31 December 2025, there were 5,175,000 public warrants and 3,145,000 private warrants outstanding.

During the periods since issuance, the Company completed multiple reverse stock splits. As a result, the number of ordinary shares issuable upon exercise of the warrants and the exercise price have been proportionately adjusted in accordance with the warrant agreement.

As at 30 June 2026, the market price of the Company’s ordinary shares was significantly below the adjusted exercise price of the warrants. Accordingly, the warrants were out of the money as at the reporting date. Management does not expect the warrants to be exercised unless the market price of the ordinary shares exceeds the exercise price prior to expiry.